INCOME TAX - Disclosure of unrecognized deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 86,745	$ 56,921
Deferred tax asset	11,658	7,655
Losses and tax pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	28,082	30,523
Deferred tax asset	7,582	8,241
Other financial assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	14,078	13,879
Deferred tax asset	$ 1,900	$ 1,873